PREPAID EXPENSES AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
PREPAID EXPENSES AND OTHER RECEIVABLES
Advance to suppliers	$ 1,310	$ 1,033
Government institutions	694	831
Prepaid expenses and others	797	2,523
Total prepaid expenses and other receivables	$ 2,801	$ 4,387